RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

7. RELATED PARTY TRANSACTIONS AND BALANCES

(a)	As at January 31, 2018, the Company was indebted to the majority shareholder in the amount of $321,217 (April 30, 2017- $1,872) for advances of working capital and expenses paid on behalf of the Company. The amount is unsecured, non-interest bearing and due on demand.

(b)	On June 22, 2017, the Company entered into a secured loan with a corporation with a significant shareholder for a loan up to CAD$450,000 for the purpose of purchasing digital currency mining hardware (“Mining Hardware”). The loan was non-interest bearing and due on August 31, 2017. The Mining Hardware purchased with the loaned funds is held as collateral until the loan amount has been fully repaid. Furthermore, revenue produced by the Mining Hardware purchased with the loaned funds is to be paid to the Lender until the loaned funds are repaid in full. Should the loan remain unpaid past September 30, 2017, the Lender will take sole possession of the Mining Hardware, in lieu of the loan. As at September 30, 2017, the Company had not made the required payment of the loan and the Lender took sole possession of the Mining Hardware (refer to Note 5).

NOTE 4. RELATED PARTY TRANSACTIONS AND BALANCES

As at April 30, 2017, the Company was indebted to the majority shareholder in the amount of $1,872 (2016 - $23,236) for advances of working capital and expenses paid on behalf of the Company. The amount is unsecured, non-interest bearing and due on demand.

NOTE 5. RELATED PARTY TRANSACTIONS AND BALANCES

As at April 30, 2016, the Company was indebted to the majority shareholder in the amount of $23,236 (2015 - $18,462) for advances of working capital and expenses paid on behalf of the Company. The amount is unsecured, non-interest bearing and due on demand.